Consolidated Statements of Comprehensive Loss - CAD ($)	4 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020
EXPENSES
Consulting fees	$ 0	$ 394,624	$ 0
Directors' compensation	0	136,612	0
Foreign exchange	0	(154,099)	0
Funds processing fees - private placements	0	18,665	5,568
Marketing, advertising, and investor relations	0	852,151	9,618
Office and administrative	0	197,125	637
Professional fees	36,708	709,954	104,251
Regulatory and filing	0	181,743	5,451
Research and development	42,009	6,313,988	354,852
Net loss and comprehensive loss	$ (78,717)	$ (8,650,763)	$ (480,377)
Basic and diluted loss per share	$ (0.04)	$ (0.96)	$ (0.13)
Weighted average number of common shares outstanding -basic and diluted	2,073,240	8,974,023	3,612,436